Consolidated Balance Sheets (Parentheticals) - $ / shares		Oct. 31, 2022	Oct. 31, 2021
Statement of Financial Position [Abstract]
Ordinary shares par value (in Dollars per share)	[1]	$ 0.001	$ 0.001
Ordinary shares authorized	[1]	150,000,000	150,000,000
Ordinary shares issued	[1]	24,545,333	24,545,333
Ordinary shares outstanding	[1]	21,426,844	21,426,844

[1]	Giving retroactive effect for the Share Subdivision and 2-for-1 stock dividend on post-Share Subdivision basis